Restructuring Charges	12 Months Ended
Apr. 29, 2011
Restructuring Charges [Abstract]
Restructuring Charges

3. Restructuring Charges

Fiscal Year 2011 Initiative

In the fourth quarter of fiscal year 2011, the Company recorded a $272 million restructuring charge, which consisted of employee termination costs of $177 million, asset write-downs of $24 million, contract termination fees of $45 million, and other related costs of $26 million. The fiscal year 2011 initiative was designed to restructure the business to align its cost structure to current market conditions and to continue to position the Company for long-term sustainable growth. To reshape for growth, the Company scaled back its infrastructure in slower growing areas while continuing to invest in geographies, businesses, and products where faster growth is anticipated, such as emerging markets and new technologies. This initiative impacted most businesses and certain corporate functions. Included in the $177 million of employee termination costs were severance and the associated costs of continued medical benefits and outplacement services, as well as $15 million of incremental defined benefit pension and post-retirement related expenses for employees that accepted voluntary early retirement packages. These costs are not included in the table summarizing the restructuring costs below because they are associated with costs that are accounted for under the pension and post-retirement rules. For further discussion on the incremental defined benefit pension and post-retirement related expenses, see Note 14. Of the $24 million of asset write-downs, $11 million related to inventory write-offs of discontinued product lines and production-related asset impairments and therefore was recorded within cost of products sold in the consolidated statement of earnings. Additionally, included in the other related costs is a $19 million intangible asset impairment related to the discontinuance of a product line within the CardioVascular business.

In connection with the fiscal year 2011 initiative, as of the end of the fourth quarter of fiscal year 2011, the Company had identified approximately 2,100 positions for elimination to be achieved through voluntary early retirement packages offered to employees, voluntary separation, and involuntary separation. Of the 2,100 positions identified, approximately 120 positions have been eliminated as of April 29, 2011. The fiscal year 2011 initiative is scheduled to be substantially complete by the end of the fourth quarter of fiscal year 2012.

A summary of the activity related to the fiscal year 2011 initiative is presented below:

	Fiscal Year 2011 Initiative
(in millions)	Employee
	Termination	Asset	Other
	Costs	Write-downs	Costs	Total
Balance as of April 30, 2010	$-	$-	$-	$-
Restructuring charges	162	24	71	257
Payments/write-downs	(5)	(24)	(24)	(53)
Balance as of April 29, 2011	$157	$-	$47	$204

Fiscal Year 2009 Initiative

In the fourth quarter of fiscal year 2009, the Company recorded a $34 million restructuring charge, which consisted of employee termination costs of $29 million and asset write-downs of $5 million. The fiscal year 2009 initiative focused on streamlining the organization and standardizing or centralizing certain functional activities which were not unique to individual businesses. This initiative was designed to streamline operations, by further consolidating manufacturing and eliminating certain non-core product lines, and to further align resources around the Company's higher growth opportunities. This initiative impacted most businesses and certain corporate functions. Of the $5 million of asset write-downs, $3 million related to inventory write-offs and production-related asset impairments and therefore was recorded within cost of products sold in the consolidated statement of earnings. The employee termination costs of $29 million consisted of severance and the associated costs of continued medical benefits and outplacement services.

As a continuation of the fiscal year 2009 initiative, in the first quarter of fiscal year 2010, the Company incurred $72 million of incremental restructuring charges, which consisted of employee termination costs of $62 million and asset write-downs of $10 million. Included in the $62 million of employee termination costs was $9 million of incremental defined benefit pension and post-retirement related expenses for those employees who accepted early retirement packages. These costs are not included in the table summarizing restructuring costs below because they are associated with costs that are accounted for under the pension and post-retirement rules. For further discussion on the incremental defined benefit pension and post-retirement related expenses, see Note 14. Of the $10 million of asset write-downs, $7 million related to inventory write-offs and production-related asset impairments and therefore was recorded within cost of products sold in the consolidated statement of earnings.

In the fourth quarter of fiscal year 2010, the Company recorded a $12 million reversal of excess restructuring reserves related to the fiscal year 2009 initiative. This reversal was primarily a result of a higher than expected percentage of employees identified for elimination finding positions elsewhere within the Company.

In connection with the fiscal year 2009 initiative, as of the end of the first quarter of fiscal year 2010, the Company had identified approximately 1,500 positions for elimination which were achieved through early retirement packages offered to employees, voluntary separation, and involuntary separation. As of July 30, 2010, the fiscal year 2009 initiative was substantially complete.

A summary of the activity related to the fiscal year 2009 initiative is presented below:

	Fiscal Year 2009 Initiative
(in millions)	Employee
	Termination	Asset
	Costs	Write-downs	Total
Balance as of April 25, 2008	$-	$-	$-
Restructuring charges	29	5	34
Payments/write-downs	(1)	(5)	(6)
Balance as of April 24, 2009	$28	$-	$28
Restructuring charges	53	10	63
Reversal of excess accrual	(12)	-	(12)
Payments	(64)	(10)	(74)
Balance as of April 30, 2010	$5	$-	$5
Payments/write-downs	(5)	-	(5)
Balance as of July 30, 2010	$-	$-	$-

Global Realignment Initiative

In the fourth quarter of fiscal year 2008, the Company began a global realignment initiative which focused on shifting resources to those areas where the Company had the greatest opportunities for growth and streamlining operations to drive operating leverage. The global realignment initiative impacted most businesses and certain corporate functions. Within the Company's Cardiac Rhythm Disease Management business, the Company reduced research and development infrastructure by closing a facility outside the U.S., reprioritizing research and development projects to focus on the core business and consolidating manufacturing operations to drive operating leverage. Within the Company's Spinal business, the Company reorganized and consolidated certain activities where Medtronic's existing infrastructure, resources, and systems could be leveraged to obtain greater operational synergies. The global realignment initiative was also designed to further consolidate manufacturing of CardioVascular products, streamline distribution of products in select businesses and to reduce general and administrative costs in the Company's corporate functions.

In the first quarter of fiscal year 2009, as a continuation of the global realignment initiative, the Company incurred $96 million of incremental restructuring charges, which consisted of employee termination costs of $91 million and asset write-downs of $5 million. The majority of the expense recognized in the first quarter of fiscal year 2009 related to the execution of the Company's global realignment initiative outside the U.S. This included the realignment and elimination of certain personnel throughout Europe and the emerging markets and the closure of an existing facility in the Netherlands that has been integrated into the U.S. operations. The remainder of the expense was associated with enhanced severance benefits provided to employees identified in the fourth quarter of fiscal year 2008. These incremental costs were not accrued in fiscal year 2008 because the enhanced benefits had not yet been communicated to the impacted employees.

In the fourth quarter of fiscal year 2009, the Company recorded a $7 million reversal of excess restructuring reserves related to the global realignment initiative. This reversal was primarily a result of favorable severance negotiations with certain employee populations outside the U.S. as well as a higher than expected percentage of employees identified for elimination finding positions elsewhere within the Company.

In the first quarter of fiscal year 2010, the Company recorded an $8 million reversal of excess restructuring reserves primarily as a result of favorable severance negotiations as well as a higher than expected percentage of employees identified for elimination finding positions elsewhere in the Company. This $8 million reversal of excess reserves was partially offset by a $5 million charge the Company recorded in the first quarter of fiscal year 2010 related to the further write-down of a non-inventory related asset resulting from the continued decline in the international real estate market.

In connection with the global realignment initiative, as of the end of the first quarter of fiscal year 2009, the Company had identified approximately 900 positions for elimination which were achieved through both voluntary and involuntary separation. As of October 30, 2009, the global realignment initiative was substantially complete.

A summary of the activity related to the global realignment initiative is presented below:

	Global Realignment Initiative
(in millions)	Employee
	Termination	Asset
	Costs	Write-downs	Total
Balance as of April 25, 2008	$25	$-	$25
Restructuring charges	91	5	96
Reversal of excess accrual	(7)	-	(7)
Payments/write-downs	(89)	(5)	(94)
Currency adjustment, net	(5)	-	(5)
Balance as of April 24, 2009	$15	$-	$15
Restructuring charges	-	5	5
Reversal of excess accrual	(8)	-	(8)
Payments/write-downs	(9)	(5)	(14)
Currency adjustment, net	2	-	2
Balance as of October 30, 2009	$-	$-	$-